Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 06, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY-VERSUS-PERFORMANCE
— 2025 PAY-VERSUS-PERFORMANCE TABLE
The following table provides information regarding compensation earned, compensation actually paid, total shareholder return (“TSR”), net income (loss) and Adjusted Property EBITDA, our most important financial measure used in determining compensation during the year ended December 31, 2025 (and the prior years shown in the table) for our Principle Executive
Officer (“PEO”) and our non-PEO NEOs (“Non-PEO NEOs”):

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST PEO(1)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO(1)	COMPENSATION ACTUALLY PAID TO FIRST PEO(1)	COMPENSATION ACTUALLY PAID TO SECOND PEO(1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(1)	LVS TSR(2)	PEER GROUP TSR (DJ U.S. GAMBLING INDEX)(3)	NET INCOME (LOSS)(4)	ADJUSTED PROPERTY EBITDA(5)
				(i)		(ii)			(in millions)
2025	N/A	$31,109,661	N/A	$27,592,092	$9,956,375	$13,289,776	$114	$82	$1,866	$5,232
2024	N/A	$21,851,773	N/A	$23,165,554	$9,283,239	$10,486,368	$78	$76	$1,752	$4,379
2023	N/A	$21,937,818	N/A	$12,534,003	$11,315,608	$8,825,639	$73	$76	$1,431	$4,085
2022	N/A	$11,410,263	N/A	$40,267,303	$5,634,384	$14,578,252	$71	$58	$1,357	$732
2021	$5,784,936	$31,204,900	$5,393,584	$8,426,900	$12,095,245	$12,806,858	$56	$78	$(1,276)	$786
(1)Mr. Adelson passed away on January 11, 2021. Prior to the passing of Mr. Adelson, Mr. Goldstein was appointed as Acting Chairman and Acting CEO on January 7, 2021 and, subsequent to Mr. Adelson’s passing, became Chairman and CEO on January 26, 2021.
Prior to Mr. Goldstein’s appointment, he served as President and Chief Operating Officer. Our PEOs and Non-PEO NEOs for the
years shown in the table above were as follows:
•For 2022 through 2025: Mr. Goldstein served as our PEO and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO
NEOs.
•For 2021: Mr. Adelson and Mr. Goldstein served as our PEOs and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-
PEO NEOs.
(2)Cumulative TSR is calculated by dividing (A) the sum of the cumulative amount of dividends (if any) for the measurement period beginning December 31, 2020 (determined in accordance with Item 402(v) of Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s Common Stock price at the end and the beginning of the measurement period, by (B) our
Common Stock price at the beginning of the measurement period.
(3)For purposes of this disclosure, our peer group, the DJ U.S. Gambling Index, is the same peer group used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K for each of the fiscal years ended December 31, 2025 through 2021.
(4)In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that is disclosed as a discontinued operation. The Las Vegas operations included a gain on the sale of $2.85 billion.
(5)Refer to Annex A, which includes a reconciliation of non-GAAP Adjusted Property EBITDA to net income.
The following table provides the adjustments relating to equity awards made to the Summary Compensation Table total to obtain the compensation actually paid for the years indicated for our NEOs:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR- END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID
(i)	Robert G. Goldstein
	2025	$31,109,661	$(18,448,329)	$12,853,518	$2,832,870	$(755,627)	$27,592,092
(ii)	Non-PEO NEOs (Average)
	2025	$9,956,375	$(2,942,301)	$4,262,506	$2,216,635	$(203,439)	$13,289,776
The Company does not have any defined benefit or pension plans. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) of Regulation S-K occur in the relevant fiscal periods:
—awards that are granted and vest in the same fiscal year;
—awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the covered fiscal year; and
—dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.
The year-end and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC
Topic 718. Grant date fair values of stock options are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Grant date fair values for restricted stock units are calculated using the stock price as of the grant date;
adjustments have been made using the stock price as of fiscal year end and as of each vesting date.
As a significant amount of the values in the adjustments made to the Summary Compensation Table total for equity awards for our PEO and our Non-PEOs are required by the SEC to be based on our stock price as the last day of the fiscal year or
		the vesting date, the values could have been materially different if other dates were selected.
Company Selected Measure Name		Adjusted Property EBITDA
Named Executive Officers, Footnote	For 2022 through 2025: Mr. Goldstein served as our PEO and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO
NEOs.
•For 2021: Mr. Adelson and Mr. Goldstein served as our PEOs and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-
PEO NEOs.

Peer Group Issuers, Footnote	For purposes of this disclosure, our peer group, the DJ U.S. Gambling Index, is the same peer group used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K for each of the fiscal years ended December 31, 2025
		through 2021.
Adjustment To PEO Compensation, Footnote	The following table provides the adjustments relating to equity awards made to the Summary Compensation Table total to obtain the compensation actually paid for the years indicated for our NEOs:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR- END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID
(i)	Robert G. Goldstein
	2025	$31,109,661	$(18,448,329)	$12,853,518	$2,832,870	$(755,627)	$27,592,092
(ii)	Non-PEO NEOs (Average)
	2025	$9,956,375	$(2,942,301)	$4,262,506	$2,216,635	$(203,439)	$13,289,776
The Company does not have any defined benefit or pension plans. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) of Regulation S-K occur in the relevant fiscal periods:
—awards that are granted and vest in the same fiscal year;
—awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the covered fiscal year; and
—dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.
The year-end and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC
Topic 718. Grant date fair values of stock options are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Grant date fair values for restricted stock units are calculated using the stock price as of the grant date;
adjustments have been made using the stock price as of fiscal year end and as of each vesting date.
As a significant amount of the values in the adjustments made to the Summary Compensation Table total for equity awards for our PEO and our Non-PEOs are required by the SEC to be based on our stock price as the last day of the fiscal year or
		the vesting date, the values could have been materially different if other dates were selected.
Non-PEO NEO Average Total Compensation Amount		$ 9,956,375	$ 9,283,239	$ 11,315,608	$ 5,634,384	$ 12,095,245
Non-PEO NEO Average Compensation Actually Paid Amount		$ 13,289,776	10,486,368	8,825,639	14,578,252	12,806,858
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides the adjustments relating to equity awards made to the Summary Compensation Table total to obtain the compensation actually paid for the years indicated for our NEOs:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR- END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID
(i)	Robert G. Goldstein
	2025	$31,109,661	$(18,448,329)	$12,853,518	$2,832,870	$(755,627)	$27,592,092
(ii)	Non-PEO NEOs (Average)
	2025	$9,956,375	$(2,942,301)	$4,262,506	$2,216,635	$(203,439)	$13,289,776
The Company does not have any defined benefit or pension plans. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) of Regulation S-K occur in the relevant fiscal periods:
—awards that are granted and vest in the same fiscal year;
—awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the covered fiscal year; and
—dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.
The year-end and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC
Topic 718. Grant date fair values of stock options are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Grant date fair values for restricted stock units are calculated using the stock price as of the grant date;
adjustments have been made using the stock price as of fiscal year end and as of each vesting date.
As a significant amount of the values in the adjustments made to the Summary Compensation Table total for equity awards for our PEO and our Non-PEOs are required by the SEC to be based on our stock price as the last day of the fiscal year or
		the vesting date, the values could have been materially different if other dates were selected.
Compensation Actually Paid vs. Total Shareholder Return	The following graph reflects (a) the relationship between our TSR and the TSR of our peer group over the last five years, as well as (b) the relationship between the compensation actually paid to our NEOs and our TSR over the same period.
*Represents Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid
		to both of them), and Mr. Goldstein as PEO for 2022, 2023, 2024 and 2025.
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship between the compensation actually paid to our NEOs and our net income
(loss) and Adjusted Property EBITDA in the annual periods from 2021 to 2025, inclusive.
*Represents Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them), and Mr. Goldstein as PEO for 2022, 2023, 2024 and 2025.
†In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that was disclosed as a discontinued operation. The Las Vegas
		operations included a gain on the sale of $2.85 billion.
Compensation Actually Paid vs. Company Selected Measure	The following graph illustrates the relationship between the compensation actually paid to our NEOs and our net income
(loss) and Adjusted Property EBITDA in the annual periods from 2021 to 2025, inclusive.
*Represents Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them), and Mr. Goldstein as PEO for 2022, 2023, 2024 and 2025.
†In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that was disclosed as a discontinued operation. The Las Vegas
		operations included a gain on the sale of $2.85 billion.
Total Shareholder Return Vs Peer Group	The following graph reflects (a) the relationship between our TSR and the TSR of our peer group over the last five years, as well as (b) the relationship between the compensation actually paid to our NEOs and our TSR over the same period.
*Represents Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid
		to both of them), and Mr. Goldstein as PEO for 2022, 2023, 2024 and 2025.
Tabular List, Table	— MOST IMPORTANT PERFORMANCE MEASURES
The following table lists the most important performance measures that we use to link executive compensation actually paid for our NEOs during the year ended December 31, 2025 to the Company’s performance:

PERFORMANCE MEASURE	WHY MEASURE IS CONSIDERED IMPORTANT

Adjusted Property EBITDA(1)
This metric highlights our profitability, our effectiveness at cost control and the success of our capital allocation decisions as they relate to our mix of business and the resulting operating cash generation. We believe Adjusted Property EBITDA is the most relevant metric by which to measure market share in each of our key jurisdictions and is the single most important financial metric by which we measure the effectiveness of our NEOs.

Liquidity	Maintaining a strong balance sheet and the availability of funds to fulfill our growth and capital investment ambitions is key to our short- and long-term growth.

ESG
ESG leadership is important to the Company and we also recognize the importance of
ESG to all of our stakeholders, including stockholders. As such, we believe it is appropriate to ensure we continue to improve our ESG performance by tying elements of NEOs’ compensation to measurable ESG goals.

		(1)Refer to Annex A, which includes a reconciliation of non-GAAP Adjusted Property EBITDA to net income.
Total Shareholder Return Amount		$ 114	78	73	71	56
Peer Group Total Shareholder Return Amount		82	76	76	58	78
Net Income (Loss)		$ 1,866,000,000	$ 1,752,000,000	$ 1,431,000,000	$ 1,357,000,000	$ (1,276,000,000)
Company Selected Measure Amount		5,232,000,000	4,379,000,000	4,085,000,000	732,000,000	786,000,000
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Property EBITDA(1)
Non-GAAP Measure Description		Refer to Annex A, which includes a reconciliation of non-GAAP Adjusted Property EBITDA to net income.
Measure:: 2
Pay vs Performance Disclosure
Name		Liquidity
Measure:: 3
Pay vs Performance Disclosure
Name		ESG
Robert G. Goldstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 31,109,661	$ 21,851,773	$ 21,937,818	$ 11,410,263	$ 31,204,900
PEO Actually Paid Compensation Amount		$ 27,592,092	$ 23,165,554	$ 12,534,003	$ 40,267,303	$ 8,426,900
PEO Name		Mr. Goldstein	Mr. Goldstein	Mr. Goldstein	Mr. Goldstein	Mr. Goldstein
Sheldon G. Adelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 5,784,936
PEO Actually Paid Compensation Amount						$ 5,393,584
PEO Name	Mr. Adelson
PEO | Robert G. Goldstein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (18,448,329)
PEO | Robert G. Goldstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,853,518
PEO | Robert G. Goldstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,832,870
PEO | Robert G. Goldstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(755,627)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,942,301)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,262,506
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,216,635
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (203,439)